Other Current and Non-Current Assets - Schedule of Other Assets, Noncurrent (Details) (Parenthetical)	6 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2018 CNY (¥)
Security deposits	$ 14,000,000
Deposit receivable sold	13,000,000
Payment on deposits	10,400,000
Proceeds from other assets				$ 3,300,000	$ 1,000,000
Loss on sale of other assets			$ (103,965)		$ 2,700,000
RMB [Member]
Security deposits | ¥						¥ 90,800,000
Deposit receivable sold | ¥		¥ 90,200,000
Payment on deposits | ¥		¥ 72,200,000